Subsequent Events	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Subsequent Events
Subsequent events

Ferrellgas, L.P. evaluated events and transactions occurring after the balance sheet date through the date Ferrellgas L.P.'s condensed consolidated financial statements were issued and concluded that, other than as discussed below, there were no events or transactions occurring during this period that require recognition or disclosure in its condensed consolidated financial statements.
On November 13, 2015 Ferrellgas, L.P distributed $46.8 million and $0.4 million to Ferrellgas Partners and the general partner, respectively, using proceeds from the secured credit facility. Ferrellgas Partners utilized these funds primarily to repurchase approximately 2.4 million common units from Jamex Marketing, LLC.

Subsequent events

Ferrellgas, L.P. evaluated events and transactions occurring after the balance sheet date through the date Ferrellgas L.P.'s condensed consolidated financial statements were issued and concluded that, other than as discussed below, there were no events or transactions occurring during this period that require recognition or disclosure in its condensed consolidated financial statements.

Subsequent events

Ferrellgas, L.P. has evaluated events and transactions occurring after the balance sheet date through the date Ferrellgas, L.P.’s consolidated financial statements were issued and concluded that there were no events or transactions occurring during this period that required recognition or disclosure in its financial statements.